Shareholders' Equity - Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 10, 2013	Dec. 31, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013
Class of Stock [Line Items]
Perpetual preferred stock, liquidation preference (in dollars per share)			$ 1,000	$ 1,000
Perpetual preferred stock, issued through placement (in shares)			500	1,224
Dividend on preferred stock			$ 24	$ 446
Cash dividend on preferred stock (in dollars per share)			$ 60
Preferred Stock
Class of Stock [Line Items]
Stock converted (in shares)			724	14,747
Common Stock
Class of Stock [Line Items]
Shares issued upon conversion (in shares)			90,532	1,843,761
Stock converted (in shares)			90,532	1,843,761
Series B Preferred Stock
Class of Stock [Line Items]
Perpetual preferred stock, dividend rate		6.00%
Perpetual preferred stock, liquidation preference (in dollars per share)		$ 1,000			$ 1,000
Perpetual preferred stock, issued through placement (in shares)		20,000			20,000
Gross proceeds from issuance of perpetual preferred stock		$ 20,000
Conversion rate of convertible stock (in shares)			125.05
Preferred stock, shares outstanding (in shares)			500
Shares issued upon conversion (in shares)					62,553
Conversion price (in dollars per share)	$ 10.64
Preferred stock redemption premium	20.00%